ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Mar. 31, 2012
Accrued Liabilities And Other Liabilities Current Abstract
Accrued Liabilities And Other Liabilities Current [Text Block]
10.	Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of March 31,
	2011	2012
	$	$

Accrued mould charges	87	-
Accrued payroll and employee benefits	1,043	852
Deposits received from customers	151	72
Accrued audit fee	250	175
Accrued commission expense	49	30
Dividend payable	302	-
Others	175	195
	2,057	1,324